Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Granted	4,250,000	8,010,000	3,600,000
Stock Options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding balance, beginning of year	19,357,500	16,445,000	11,920,000
Granted	4,250,000	3,600,000	8,010,000
Exercised	0	0	(1,000,000)
Cancellation for share appreciation rights	0	(632,500)	0
Forfeited	(1,012,500)	(18,750)	(1,965,000)
Expired	(6,195,000)	(36,250)	(520,000)
Outstanding balance, end of year	16,400,000	19,357,500	16,445,000
Outstanding balance, beginning of year Weighted Average Exercise Price	$ 0.08	$ 0.08	$ 0.08
Granted	0.07	0.10	0.08
Exercised	0.00	0.00	0.08
Cancellation for share appreciation rights	0.00	0.06	0.00
Forfeited	0.09	0.10	0.09
Expired	0.08	0.14	0.10
Outstanding balance, end of year Weighted Average Exercise Price	0.08	0.08	0.08
Exercise price range, minimum	0.05	0.06	0.05
Exercise price range, maximum	$ 0.10	$ 0.10	$ 0.145